POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JULY 1, 2016 TO THE

PROSPECTUS DATED MARCH 2, 2016 OF:

PowerShares DWA Tactical Multi-Asset Income Portfolio

Effective immediately, on page 12, the section titled “Additional Information About the Fund’s Strategies and Risks—Non-Principal Investment Strategies” is amended by adding the following immediately before the subsection “—Borrowing Money”:

Securities Lending

The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

Effective immediately, on page 12, the section titled “Additional Information About the Fund’s Strategies and Risks—Additional Risks of Investing in the Fund” is amended by adding the following immediately before the subsection “—Trading Issues”:

Securities Lending Risk

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund lent its securities and was unable to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and the Fund will bear any loss on the investment of its cash collateral.

Please Retain This Supplement For Future Reference.

P-DWIN-PRO-1-SUP-1 070116

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JULY 1, 2016 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 2, 2016,

AS PREVIOUSLY SUPPLEMENTED MARCH 24, 2016 AND JUNE 15, 2016 OF:

PowerShares DWA Tactical Multi-Asset Income Portfolio

Effective immediately, on page 9, the following is added as a new subsection under the section titled “Investment Strategies and Risks”, immediately before the subsection “—Borrowing”:

Lending Portfolio Securities. The Fund may lend its portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income. Such loans are callable at any time and are secured continuously by segregated cash collateral equal to at least 102% (105% for international funds) of the market value, determined daily, of the loaned securities. The Fund may lend portfolio securities to the extent of one-third of its total assets. The Fund will loan its securities only to parties that the Adviser has determined are in good standing and when, in the Adviser’s judgment, the potential income earned would justify the risks.

The Fund will not have the right to vote securities while they are on loan, but it will recall securities on loan if the Adviser determines that the shareholder meeting is called for purposes of voting on material events that could have a material impact on the Fund’s loaned securities and for which the vote could be material to the Fund. The Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral. Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If the Fund is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the loaned securities increases and the collateral is not increased accordingly. Securities lending also involves exposure to operational risk (the risk of loss resulting from errors in the settlement and accounting process) and “gap risk” (the risk that the return on cash collateral reinvestments will be less than the fees paid to the borrower).

Any cash received as collateral for loaned securities will be invested, in accordance with the Fund’s investment guidelines, in an affiliated money market fund. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether the Fund is complying with its investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets, but will not consider any collateral received as an asset. The Fund will bear any loss on the investment of cash collateral. The Fund also may have to pay the borrower a fee based on the amount of cash collateral.

For a discussion of the federal income tax considerations relating to lending portfolio securities, see “Taxes.”

Effective immediately, on page 23, the following is added as a new subsection under the section titled “Management”, immediately before the subsection “—Aggregations”:

Securities Lending Agents. Brown Brothers Harriman & Co. (“BBH”) and Citibank N.A. (“Citi”) each act as a securities lending agent for the Fund. In their respective capacities as securities lending agents, each of BBH and Citi, among other things, enters into and maintains securities loan agreements with borrowers, negotiates fees with borrowers, delivers securities to borrowers, receives collateral from borrowers in connection with each loan, holds and safekeeps the collateral on behalf of the Fund engaged in securities lending and invests the cash collateral in accordance with the Adviser’s instructions. The securities lending agents will receive fees from the Fund they serve, and such fees will be calculated on, and deducted from, the Fund’s securities lending revenues.

Effective immediately, on page 38, the following is added as a new subsection under the section titled “Taxes”, immediately before the section titled “Determination of NAV”:

Securities Lending. While securities are loaned out by the Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of federal income taxation for individuals on qualified dividends income, if otherwise available, nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest may not qualify for the pass-through of foreign tax credits to shareholders.

Please Retain This Supplement For Future Reference.

P-DWIN-SOAI-SUP-1 070116

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JULY 1, 2016 TO THE

PROSPECTUS DATED FEBRUARY 29, 2016,

AS PREVIOUSLY SUPPLEMENTED MARCH 8, 2016 OF:

PowerShares DWA Tactical Sector Rotation Portfolio

Effective immediately, on page 12, the section titled “Additional Information About the Fund’s Strategies and Risks—Non-Principal Investment Strategies” is amended by adding the following immediately before the subsection “—Borrowing Money”:

Securities Lending

PowerShares DWA Tactical Sector Rotation Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

Effective immediately, on page 13, the section titled “Additional Information About the Fund’s Strategies and Risks—Additional Risks of Investing in the Fund” is amended by adding the following immediately before the subsection “—Trading Issues”:

Securities Lending Risk

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund lent its securities and was unable to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and the Fund will bear any loss on the investment of its cash collateral.

Please Retain This Supplement For Future Reference.

P-DWTR-PRO-1-SUP-2 070116

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JULY 1, 2016 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 2, 2016,

AS PREVIOUSLY SUPPLEMENTED MARCH 24, 2016 AND JUNE 15, 2016 OF:

PowerShares DWA Tactical Sector Rotation Portfolio

Effective immediately, on page 100, the first two sentences in the section titled “Management—Securities Lending Agents” are deleted and replaced with the following:

Securities Lending Agents. Brown Brothers Harriman & Co. (“BBH”) acts as the securities lending agent for PowerShares DWA SmallCap Momentum Portfolio, PowerShares DWA Tactical Sector Rotation Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio and PowerShares S&P SmallCap Materials Portfolio. Citibank N.A. (“Citi”) acts as the securities lending agent for PowerShares DWA Tactical Sector Rotation Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares Preferred Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Information Technology Portfolio and PowerShares S&P SmallCap Utilities Portfolio.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-TRUSTII-SUP-1 070116